                                                                  SCHWABFUNDS(R)
                                                                           LOGO]


                                                                    SCHWAB MONEY
                                                                     MARKET FUND
                                                                    ____________

                                                                          SCHWAB
                                                                      GOVERNMENT
                                                                      MONEY FUND
                                                                    ____________

                                                                          SCHWAB
                                                                   U.S. TREASURY
                                                                      MONEY FUND




SEMI-ANNUAL REPORT
JUNE 30, 1997

                    Dear Shareholder,

                    With the support of investors like you, SchwabFunds(R)
                    continues to be among the largest and fastest-growing mutual fund families in the nation. Charles Schwab Investment
 [PHOTO OF          Management, Inc. (CSIM) manages over $50 billion in assets
 CHARLES R.         for more than 2.5 million SchwabFunds shareholders and
 SCHWAB]            offers 30 funds spanning a spectrum of financial markets and investing styles.


LONG-TERM INVESTMENT STRATEGIES

When it comes to investing, patience is a virtue. Given the market volatility of recent months, it is important to maintain the discipline to adhere to your asset allocation plan--and to ensure you have a diversified investment portfolio. We created the SchwabFunds Family(R) to offer time-tested strategies for long-term investing--Indexing, Asset Allocation, Quantitative Models, and Fund-of-Funds--and to provide investors with easy, cost-efficient options to help achieve portfolio diversification.

COMMITMENT TO VALUE

In our ongoing commitment to provide cost-efficient ways for you to invest, we recently introduced a new class of shares--Select Shares(TM)--for each of our four index funds. Select Shares can offer investors even greater savings through significantly lower expense ratios.

EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/funds. There you'll find a wealth of online information on SchwabFunds as well as other resources available at Schwab. You can also access mutual fund performance data, chart daily net asset values, request a free fund prospectus, trade fund shares and more--24 hours a day. Continuing our efforts to provide you with up-to-date, useful information, we have recently added monthly portfolio manager commentaries on selected SchwabFunds to our Web site. In these commentaries, our expert portfolio managers give insights into market activity and translate the effects of that activity on fund performance.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs.




                                            /s/ Charles R. Schwab
                                            Charles R. Schwab

[SCHWAB MONEYFUNDER GRAPHIC BANNER]


                                                        MAKE YOUR
                                                        MONEY WORK
                                                        HARDER!

                                   Use this envelope to easily add
                                   to your Schwab Money Market Funds.

Charles Schwab

[SCHWAB MONEYFUNDER GRAPHIC BANNER]


TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB MONEY MARKET FUNDS.

Now you can add to your investment by using this convenient envelope and slip below. Please note that this envelope may not be used for any initial investments in Schwab Money Market Funds. Please call 1-800-2 NO-LOAD for a prospectus containing more information including fees and expenses. Be sure to read the prospectus carefully before investing.

SO DON'T DELAY. USE THIS CONVENIENT SCHWAB MONEYFUNDER TO SEND YOUR CHECK TODAY!


                                 PLEASE DETACH HERE.


SCHWAB MONEYFUNDER

Please enclose your check and this completed MoneyFunder slip in the attached postage-paid envelope.


------------------------------------------------------------------------------
Name


X
------------------------------------------------------------------------------
Signature


/ / Check here if you would like more Schwab MoneyFunders for future use.


* SUBSEQUENT MINIMUM $100, CUSTODIAN & IRA ACCOUNTS $1. AN INVESTMENT CONSTITUTES THE PURCHASE OF SHARES IN THE MONEY FUND YOU HAVE PREVIOUSLY CHOSEN AS THE PRIMARY FUND FOR YOUR BROKERAGE ACCOUNT.

+ THIS ENVELOP MAY NOT BE USED FOR INITIAL PURCHASES OF VALUE ADVANTAGE
  INVESTMENTS(R). SUBSEQUENT INVESTMENT MINIMUM IS $5,000 ($2,000 FOR IRA'S AND OTHER RETIREMENT ACCOUNTS). IF YOU WOULD LIKE MORE INFORMATION, PLEASE CALL 1-800-2 NO-LOAD.

(C) 1997 CHARLES SCHWAB & CO., INC. ALL RIGHTS RESERVED. MEMBER SIPC/NYSE. Printed on recycled paper. TF4827(8/97) CRS 20110


                                         --
                 -----------------------    ------------------------
                                SCHWAB ACCOUNT NUMBER

PLEASE INDICATE HOW YOUR INVESTMENT SHOULD BE ALLOCATED:

/ /  Add to my sweep money market fund.*                       $
                                                                -----------

/ /  Schwab Value Advantage Money Fund(R)+                     $
                                                                -----------

/ /  Schwab Municipal Money Fund--Value                        $
     Advantage Shares(TM)+                                      -----------

/ /  Schwab California Municipal Money Fund--Value             $
     Advantage Shares(TM) (for California taxpayers only)+      -----------

/ /  Schwab New York Municipal Money Fund--Value Advantage     $
     Shares(TM) (for New York taxpayers only)+                  -----------

                                     TOTAL AMOUNT ENCLOSED     $
                                                                -----------

IF NO FUND IS INDICATED, OR YOUR INVESTMENT IS BELOW THE SUBSEQUENT MINIMUM FOR THE VALUE ADVANTAGE INVESTMENTS,+ YOUR INVESTMENT WILL GO INTO THE SWEEP MONEY FUND YOU'VE DESIGNATED IN YOUR SCHWAB ACCOUNT.


                                              (LIFT HERE FOR MORE INFORMATION)

CHARLES SCHWAB


JUST FOLLOW THESE EASY STEPS:

1. Fill out the attached Schwab MoneyFunder slip completely, including your name, account number, signature and the amount of your check. Please use a separate slip for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed slip in this postage-paid envelope.

3. Then just drop your Schwab MoneyFunder in the mail today--and start putting your money to work! If you have any questions, don't hesitate to call your local Schwab office or 1-800-2 NO-LOAD.

THIS ENVELOPE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

ATTN: DEPT. FP 333-7                                         NO POSTAGE
                                                             NECESSARY IF
                                                             MAILED IN THE
                                                             UNITED STATES


                      BUSINESS REPLY MAIL
                      FIRST-CLASS MAIL
                      PERMIT NO. 18125
                      SAN FRANCISCO, CA

                      POSTAGE WILL BE PAID BY ADDRESSEE



                      CHARLES SCHWAB & CO INC
                      PO BOX 7783
                      SAN FRANCISCO CA 94120-9330

                                  TABLE OF CONTENTS

     A WORD FROM SCHWABFUNDS(R) ..................................      2
     SCHWAB MONEY MARKET FUND ....................................      4
     SCHWAB GOVERNMENT MONEY FUND ................................      6
     SCHWAB U.S. TREASURY MONEY FUND .............................      8
     THE PORTFOLIO MANAGEMENT TEAM ...............................     10
     MARKET OVERVIEW .............................................     11
     QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ..................     16
     GLOSSARY OF TERMS ...........................................     18
     PORTFOLIO SUMMARIES .........................................     19
     FINANCIAL STATEMENTS AND NOTES ..............................     22

A WORD FROM SCHWABFUNDS(R)

We're pleased to report on the performance of the three Schwab Money Funds listed below (the Funds) for the six-month period ended June 30, 1997:

-  Schwab Money Market Fund

-  Schwab Government Money Fund

-  Schwab U.S. Treasury Money Fund

During the reporting period, the Funds continued to provide competitive money market returns, combined with capital stability and liquidity. The following pages contain information on the Funds' performances during the reporting period and on their portfolios. Please remember that while each Fund seeks to maintain a stable $1.00 share price to protect your principal, as with all money funds, there can be no assurance that a Fund will be able to maintain a $1.00 net asset value. It is also important to understand that your investment in a Fund is not insured or guaranteed by the U.S. Government.

The Funds presented in this report are sweep money fund products which are designed for cash balances requiring frequent access. These shares can be linked to your Schwab account and contain a feature which automatically "sweeps" your uninvested cash balances of at least $100 into the fund you designate - a smart, convenient way to manage your short-term cash. If you're in a high tax bracket, the Sweep Shares of our three tax-advantaged municipal money funds may provide you with higher returns after taxes. 1



1 Income may be subject to state and local taxes and to the federal alternative minimum tax (AMT)

For your larger cash balances, and to help fill the cash equivalent sector of your asset allocation plan, you may wish to consider the Value Advantage Investments(R), which include both taxable and tax-advantaged alternatives. The Value Advantage Investments were designed as money market investment vehicles for larger, longer-term balances that do not require frequent access. The Value Advantage Investments have minimum balance requirements and transaction restrictions designed to minimize operating expenses, thereby resulting in higher yields. It is important to note that unlike the sweep money fund products, the Value Advantage Investments are not designed to transfer cash balances for checks, margin calls, and other debit balances in your Schwab account.

If you would like more information on the Value Advantage Investments or on other Schwab Money Market Funds, please call our toll-free line, 1-800-435-4000, and request a free prospectus which contains more information, including fees and expenses. Please be sure to read the prospectus before investing.

SCHWAB MONEY MARKET FUND



PERFORMANCE REVIEW

The table below presents 7-day average yields as of the end of the reporting period. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.


                          YIELD SUMMARY AS OF 6/30/97 2

7-day Current Yield                5.00%

7-day Effective Yield              5.13%




PORTFOLIO COMPOSITION

Schwab Money Market Fund invests primarily in highly-rated commercial paper and other corporate obligations, bank certificates of deposit, time deposits, and bankers' acceptances, as well as in repurchase agreements and U.S. Government obligations. The chart at the right illustrates the composition of the Fund's portfolio as of June 30, 1997 and is not indicative of holdings after that date. A complete listing of securities in the Fund's portfolio as of June 30, 1997 is provided in the Schedule of Investments later in this report.



2 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/97, the 7-day current and 7-day effective yields would have been 4.88% and 5.00%, respectively.

                              SCHWAB MONEY MARKET FUND
                      PORTFOLIO COMPOSITION AS OF JUNE 30, 1997

                                     [PIE CHART]

Commercial Paper & Other Corporate Obligations           72%
Certificates of Deposit                                  19%
Variable Rate Obligations                                 6%
Repurchase Agreements                                     2%
Other                                                     1%

SCHWAB GOVERNMENT MONEY FUND


PERFORMANCE REVIEW

The table below presents 7-day average yields as of the end of the reporting period. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.


                          YIELD SUMMARY AS OF 6/30/97 3

7-day Current Yield                4.87%

7-day Effective Yield              4.99%




PORTFOLIO COMPOSITION

Schwab Government Money Fund invests exclusively in U.S. Treasury bills, notes, and bonds and other obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in repurchase agreements covering such obligations. The chart at the right illustrates the composition of the Fund's portfolio as of June 30, 1997 and is not indicative of holdings after that date. A complete listing of securities in the Fund's portfolio as of June 30, 1997 is provided in the Schedule of Investments later in this report.


3 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/97, the 7-day current and 7-day effective yields would have been 4.70% and 4.81%, respectively.

                            SCHWAB GOVERNMENT MONEY FUND
                      PORTFOLIO COMPOSITION AS OF JUNE 30, 1997

                                  [PIE CHART]

Agency Coupon Notes               10%
Agency Discount Notes             40%
Repurchase Agreements             32%
U.S. Treasury Notes                5%
Variable Rate Obligations         13%

SCHWAB U.S. TREASURY MONEY FUND


PERFORMANCE REVIEW

The table below presents 7-day average yields as of the end of the reporting period. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.


                          YIELD SUMMARY AS OF 6/30/97 4

7-day Current Yield                4.80%

7-day Effective Yield              4.91%




PORTFOLIO COMPOSITION

Schwab U.S. Treasury Money Fund invests exclusively in U.S. Treasury notes, bills, and other direct obligations of the U.S. Treasury that are backed by the full faith and credit of the U.S. Government. The chart at the right illustrates the composition of the Fund's portfolio as of June 30, 1997 and is not indicative of holdings after that date. A complete listing of securities in the Fund's portfolio as of June 30, 1997 is provided in the Schedule of Investments later in this report.


4 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/97, the 7-day current and 7-day effective yields would have been 4.52% and 4.62%, respectively.

                           SCHWAB U.S. TREASURY MONEY FUND
                      PORTFOLIO COMPOSITION AS OF JUNE 30, 1997

                                  [PIE CHART]

U.S. Treasury Bills                1%
U.S. Treasury Notes               99%

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for management of the Funds' portfolios. Steve joined Charles Schwab Investment Management (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

LINDA KLINGMAN - Vice President and Senior Portfolio Manager, has managed Schwab Money Market Fund since 1991. Linda joined CSIM as Portfolio Manager in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was Senior Money Market Trader with AIM Management.

ANDREA REGAN - Vice President and Senior Portfolio Manager, has managed Schwab Government Money Fund and Schwab U.S. Treasury Money Fund since 1991. Andrea joined CSIM in 1991 as Portfolio Manager and was promoted to her current position in December 1996. Prior to joining CSIM, Andrea was Vice President and Manager of Trading for Merus Capital Management, the investment management division of the Bank of California.

AMY TREANOR - Portfolio Manager, has day-to-day portfolio management responsibilities for Schwab Government Money Fund and Schwab U.S. Treasury Money Fund. Amy joined CSIM in 1992 as Associate Portfolio Trader and was promoted to her current position in May 1997. Prior to joining CSIM, Amy was Portfolio Manager and Assistant Vice President with Capitalcorp Asset Management.


The following Market Overview and answers to questions are provided by the Portfolio Management Team. A Glossary of Terms is provided for your reference on page 18.

MARKET OVERVIEW
[Bar Graph]


                                REAL GDP GROWTH RATE
                      ----------------------------------------
                      Q1-90                             0.041%
                      Q2-90                             0.013%
                      Q3-90                            -0.019%
                      Q4-90                            -0.041%
                      Q1-91                            -0.022%
                      Q2-91                             0.017%
                      Q3-91                              0.01%
                      Q4-91                              0.01%
                      Q1-92                             0.047%
                      Q2-92                             0.025%
                      Q3-92                              0.03%
                      Q4-92                             0.043%
                      Q1-93                            -0.001%
                      Q2-93                             0.019%
                      Q3-93                             0.023%
                      Q4-93                             0.048%
                      Q1-94                             0.025%
                      Q2-94                             0.049%
                      Q3-94                             0.035%
                      Q4-94                              0.03%
                      Q1-95                             0.004%
                      Q2-95                             0.007%
                      Q3-95                             0.038%
                      Q4-95                             0.003%
                      Q1-96                              0.02%
                      Q2-96                             0.047%
                      Q3-96                             0.021%
                      Q4-96                             0.038%
                      Q1-97                             0.049%
                      Q2-97                             0.022%

Source: Bloomberg L.P.

- The economy, as measured by the growth of real GDP, continues to expand at a healthy rate. The real GDP growth rate was 3.6% for the first six months of 1997.

- The apparent strength of the economy continues to lead to speculation regarding the potential impact on future inflation and whether more restrictive Federal Reserve policy is imminent.

- At the time of this writing, the economy appears poised for growth, continuing the current economic expansion which began in 1991.

                               U.S. UNEMPLOYMENT RATE
                                    [LINE GRAPH]

                        Jan-90                          0.053%
                        Feb-90                          0.053%
                        Mar-90                          0.052%
                        Apr-90                          0.054%
                        May-90                          0.053%
                        Jun-90                          0.051%
                        Jul-90                          0.054%
                        Aug-90                          0.056%
                        Sep-90                          0.057%
                        Oct-90                          0.058%
                        Nov-90                           0.06%
                        Dec-90                          0.062%
                        Jan-91                          0.063%
                        Feb-91                          0.065%
                        Mar-91                          0.068%
                        Apr-91                          0.066%
                        May-91                          0.068%
                        Jun-91                          0.068%
                        Jul-91                          0.067%
                        Aug-91                          0.068%
                        Sep-91                          0.068%
                        Oct-91                          0.069%
                        Nov-91                          0.069%
                        Dec-91                          0.071%
                        Jan-92                          0.071%
                        Feb-92                          0.073%
                        Mar-92                          0.073%
                        Apr-92                          0.073%
                        May-92                          0.074%
                        Jun-92                          0.077%
                        Jul-92                          0.076%
                        Aug-92                          0.076%
                        Sep-92                          0.075%
                        Oct-92                          0.074%
                        Nov-92                          0.073%
                        Dec-92                          0.073%
                        Jan-93                          0.071%
                        Feb-93                           0.07%
                        Mar-93                           0.07%
                        Apr-93                           0.07%
                        May-93                          0.069%
                        Jun-93                          0.069%
                        Jul-93                          0.068%
                        Aug-93                          0.067%
                        Sep-93                          0.067%
                        Oct-93                          0.067%
                        Nov-93                          0.065%
                        Dec-93                          0.064%
                        Jan-94                          0.067%
                        Feb-94                          0.066%
                        Mar-94                          0.065%
                        Apr-94                          0.064%
                        May-94                           0.06%
                        Jun-94                           0.06%
                        Jul-94                          0.061%
                        Aug-94                          0.061%
                        Sep-94                          0.059%
                        Oct-94                          0.056%
                        Nov-94                          0.056%
                        Dec-94                          0.054%
                        Jan-95                          0.056%
                        Feb-95                          0.054%
                        Mar-95                          0.058%
                        Apr-95                          0.057%
                        May-95                          0.057%
                        Jun-95                          0.056%
                        Jul-95                          0.057%
                        Aug-95                          0.053%
                        Sep-95                          0.056%
                        Oct-95                          0.055%
                        Nov-95                          0.056%
                        Dec-95                          0.056%
                        Jan-96                          0.058%
                        Feb-96                          0.055%
                        Mar-96                          0.056%
                        Apr-96                          0.054%
                        May-96                          0.056%
                        Jun-96                          0.053%
                        Jul-96                          0.054%
                        Aug-96                          0.051%
                        Sep-96                          0.052%
                        Oct-96                          0.052%
                        Nov-96                          0.053%
                        Dec-96                          0.053%
                        Jan-97                          0.054%
                        Feb-97                          0.053%
                        Mar-97                          0.052%
                        Apr-97                          0.049%
                        May-97                          0.048%
                        Jun-97                           0.05%





Source: Bloomberg L.P.

 - The employment rate during 1996 remained near its lowest point in the decade. This declining trend continued into 1997, with the May 1997 rate of 4.8% representing the lowest rate since December 1973. Low unemployment rates typically lead many economists to question whether continued low levels of unemployment can persist without generating inflationary pressures on wages and, ultimately, prices.

                          MEASURES OF INFLATION

Source: Bloomberg L.P.

                                     [BAR CHART]

QUARTERLY EMPLOYMENT COST INDEX         MONTHLY CONSUMER PRICE INDEX
-------------------------------         -----------------------------
Jan-90                    0.053         Jan-90                  0.052
Feb-90                    0.053         Feb-90                  0.053
Mar-90                    0.053         Mar-90                  0.052
Apr-90                    0.054         Apr-90                  0.047
May-90                    0.054         May-90                  0.044
Jun-90                    0.054         Jun-90                  0.047
Jul-90                    0.051         Jul-90                  0.048
Aug-90                    0.051         Aug-90                  0.056
Sep-90                    0.051         Sep-90                  0.062
Oct-90                    0.048         Oct-90                  0.063
Nov-90                    0.048         Nov-90                  0.063
Dec-90                    0.048         Dec-90                  0.061
Jan-91                    0.046         Jan-91                  0.057
Feb-91                    0.046         Feb-91                  0.053
Mar-91                    0.046         Mar-91                  0.049
Apr-91                    0.045         Apr-91                  0.049
May-91                    0.045         May-91                   0.05
Jun-91                    0.045         Jun-91                  0.047
Jul-91                    0.043         Jul-91                  0.044
Aug-91                    0.043         Aug-91                  0.038
Sep-91                    0.043         Sep-91                  0.034
Oct-91                    0.042         Oct-91                  0.029
Nov-91                    0.042         Nov-91                   0.03
Dec-91                    0.042         Dec-91                  0.031
Jan-92                    0.041         Jan-92                  0.026
Feb-92                    0.041         Feb-92                  0.028
Mar-92                    0.041         Mar-92                  0.032
Apr-92                    0.035         Apr-92                  0.032
May-92                    0.035         May-92                   0.03
Jun-92                    0.035         Jun-92                  0.031
Jul-92                    0.034         Jul-92                  0.032
Aug-92                    0.034         Aug-92                  0.031
Sep-92                    0.034         Sep-92                   0.03
Oct-92                    0.035         Oct-92                  0.032
Nov-92                    0.035         Nov-92                   0.03
Dec-92                    0.035         Dec-92                  0.029
Jan-93                    0.034         Jan-93                  0.033
Feb-93                    0.034         Feb-93                  0.032
Mar-93                    0.034         Mar-93                  0.031
Apr-93                    0.036         Apr-93                  0.032
May-93                    0.036         May-93                  0.032
Jun-93                    0.036         Jun-93                   0.03
Jul-93                    0.036         Jul-93                  0.028
Aug-93                    0.036         Aug-93                  0.028
Sep-93                    0.036         Sep-93                  0.027
Oct-93                    0.034         Oct-93                  0.028
Nov-93                    0.034         Nov-93                  0.027
Dec-93                    0.034         Dec-93                  0.027
Jan-94                    0.032         Jan-94                  0.025
Feb-94                    0.032         Feb-94                  0.025
Mar-94                    0.032         Mar-94                  0.025
Apr-94                    0.031         Apr-94                  0.024
May-94                    0.031         May-94                  0.023
Jun-94                    0.031         Jun-94                  0.025
Jul-94                    0.031         Jul-94                  0.028
Aug-94                    0.031         Aug-94                  0.029
Sep-94                    0.031         Sep-94                   0.03
Oct-94                     0.03         Oct-94                  0.026
Nov-94                     0.03         Nov-94                  0.027
Dec-94                     0.03         Dec-94                  0.027
Jan-95                     0.03         Jan-95                  0.028
Feb-95                     0.03         Feb-95                  0.029
Mar-95                     0.03         Mar-95                  0.029
Apr-95                     0.03         Apr-95                  0.031
May-95                     0.03         May-95                  0.032
Jun-95                     0.03         Jun-95                   0.03
Jul-95                    0.028         Jul-95                  0.028
Aug-95                    0.028         Aug-95                  0.026
Sep-95                    0.028         Sep-95                  0.025
Oct-95                    0.028         Oct-95                  0.028
Nov-95                    0.028         Nov-95                  0.026
Dec-95                    0.028         Dec-95                  0.025
Jan-96                    0.029         Jan-96                  0.027
Feb-96                    0.029         Feb-96                  0.027
Mar-96                    0.029         Mar-96                  0.028
Apr-96                    0.029         Apr-96                  0.029
May-96                    0.029         May-96                  0.029
Jun-96                    0.029         Jun-96                  0.028
Jul-96                    0.029         Jul-96                   0.03
Aug-96                    0.029         Aug-96                  0.029
Sep-96                    0.029         Sep-96                   0.03
Oct-96                     0.03         Oct-96                   0.03
Nov-96                     0.03         Nov-96                  0.033
Dec-96                     0.03         Dec-96                  0.033
Jan-97                    0.028         Jan-97                   0.03
Feb-97                    0.028         Feb-97                   0.03
Mar-97                    0.028         Mar-97                  0.028
Apr-97                    0.028         Apr-97                  0.025
May-97                    0.028         May-97                  0.022
Jun-97                    0.028         Jun-97                  0.023



- Both the Employment Cost Index and Consumer Price Index (CPI) continued to remain in check throughout the first half of 1997, reflecting continued low levels of inflation.

- For the 12 months ended June 1997, the CPI rose 2.3%, the lowest rate since February 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.4%, the lowest rate since 1965.

- The Federal Reserve has indicated that the economy continues to remain in the zone where inflation risks are on the upside and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Federal Funds Rate by 0.25% to 5.50%, yet left rates unchanged at the recent July 1997 Federal Open Market Committee meeting.

                          YIELDS ON 90-DAY COMMERCIAL PAPER
                             AND 3-MONTH TREASURY BILLS
                           FOR THE PERIOD FROM 1/2-6/30/97

                                    [LINE GRAPH]


                        3-MONTH                 90-DAY
                     TREASURY BILL         COMMERCIAL PAPER
                         YIELD                   YIELD
                   ----------------          -------------
Jan 2, 97               0.0518                  0.0547
Jan 3, 97               0.0516                  0.0546
Jan 6, 97               0.0517                  0.0544
Jan 7, 97               0.0515                  0.0545
Jan 8, 97               0.0515                  0.0545
Jan 9, 97               0.0512                  0.0544
Jan 10, 97              0.0516                  0.0548
Jan 13, 97              0.0517                  0.055
Jan 14, 97              0.0516                  0.0548
Jan 15, 97              0.0514                  0.0546
Jan 16, 97              0.0516                  0.0545
Jan 17, 97              0.0515                  0.0544
Jan 20, 97              0.0515                  0.0544
Jan 21, 97              0.0515                  0.0545
Jan 22, 97              0.0516                  0.0544
Jan 23, 97              0.0516                  0.0544
Jan 24, 97              0.0516                  0.0544
Jan 27, 97              0.0519                  0.0545
Jan 28, 97              0.0519                  0.0545
Jan 30, 97              0.0517                  0.0545
Jan 31, 97              0.0515                  0.0545
Feb 3, 97               0.0511                  0.0544
Feb 4, 97               0.0513                  0.0542
Feb 5, 97               0.0512                  0.0543
Feb 6, 97               0.0513                  0.0542
Feb 7, 97               0.0512                  0.054
Feb 10, 97              0.0513                  0.054
Feb 11, 97              0.0514                  0.054
Feb 12, 97              0.0514                  0.054
Feb 13, 97              0.0512                  0.0539
Feb 14, 97              0.0508                  0.0538
Feb 17, 97              0.0509                  0.0538
Feb 18, 97              0.0509                  0.0538
Feb 19, 97              0.051                   0.0538
Feb 20, 97              0.0508                  0.0537
Feb 21, 97              0.0509                  0.0537
Feb 24, 97              0.0511                  0.0537
Feb 25, 97              0.0515                  0.0537
Feb 26, 97              0.0518                  0.0539
Feb 27, 97              0.052                   0.0544
Feb 28, 97              0.0522                  0.0545
Mar 3, 97               0.0523                  0.0543
Mar 4, 97               0.0523                  0.0546
Mar 5, 97               0.0519                  0.0546
Mar 6, 97               0.0521                  0.0548
Mar 7, 97               0.0521                  0.0548
Mar 10, 97              0.0519                  0.0541
Mar 11, 97              0.0517                  0.0545
Mar 12, 97              0.0519                  0.0546
Mar 13, 97              0.0523                  0.0547
Mar 14, 97              0.0523                  0.0548
Mar 17, 97              0.0525                  0.055
Mar 18, 97              0.0529                  0.0552
Mar 19, 97              0.0529                  0.0553
Mar 20, 97              0.0534                  0.0557
Mar 21, 97              0.054                   0.0565
Mar 24, 97              0.0538                  0.0566
Mar 25, 97              0.0539                  0.0568
Mar 26, 97              0.0534                  0.057
Mar 27, 97              0.0537                  0.0571
Mar 31, 97              0.0532                  0.0577
Apr 1, 97               0.053                   0.0572
Apr 2, 97               0.0529                  0.0571
Apr 3, 97               0.0525                  0.057
Apr 4, 97               0.0527                  0.057
Apr 7, 97               0.0527                  0.057
Apr 8, 97               0.0523                  0.0569
Apr 9, 97               0.0522                  0.0569
Apr 10, 97              0.0529                  0.0568
Apr 11, 97              0.0528                  0.057
Apr 14, 97              0.0529                  0.0571
Apr 15, 97              0.0529                  0.0571
Apr 16, 97              0.0529                  0.0571
Apr 17, 97              0.0529                  0.057
Apr 18, 97              0.0528                  0.057
Apr 21, 97              0.0526                  0.057
Apr 22, 97              0.0532                  0.057
Apr 23, 97              0.0534                  0.057
Apr 24, 97              0.053                   0.0574
Apr 25, 97              0.0531                  0.0572
Apr 28, 97              0.053                   0.0574
Apr 29, 97              0.0526                  0.0572
Apr 30, 97              0.0523                  0.0572
May 1, 97               0.0521                  0.0571
May 2, 97               0.0522                  0.057
May 5, 97               0.0511                  0.057
May 6, 97               0.0517                  0.0569
May 7, 97               0.0522                  0.057
May 8, 97               0.0521                  0.0571
May 12, 97              0.0515                  0.0569
May 13, 97              0.052                   0.0569
May 14, 97              0.0516                  0.0569
May 15, 97              0.0511                  0.057
May 16, 97              0.0518                  0.057
May 19, 97              0.053                   0.0572
May 20, 97              0.052                   0.0577
May 21, 97              0.0512                  0.0569
May 22, 97              0.0517                  0.0567
May 23, 97              0.0516                  0.0566
May 26, 97              0.0516                  0.0566
May 27, 97              0.0511                  0.0566
May 28, 97              0.0513                  0.0567
May 29, 97              0.0501                  0.0567
May 30, 97              0.0494                  0.0568
Jun 2, 97               0.0484                  0.0568
Jun 3, 97               0.0507                  0.0567
Jun 4, 97               0.0507                  0.0567
Jun 5, 97               0.0511                  0.0567
Jun 6, 97               0.0504                  0.0569
Jun 9, 97               0.0503                  0.0568
Jun 10, 97              0.0503                  0.0567
Jun 11, 97              0.0496                  0.0567
Jun 12, 97              0.0495                  0.0566
Jun 13, 97              0.0496                  0.0564
Jun 16, 97              0.0497                  0.0564
Jun 17, 97              0.0504                  0.0564
Jun 18, 97              0.0507                  0.0564
Jun 19, 97              0.0507                  0.0564
Jun 23, 97              0.0515                  0.0563
Jun 24, 97              0.0518                  0.0563
Jun 25, 97              0.051                   0.0563
Jun 26, 97              0.0512                  0.0563
Jun 27, 97              0.0514                  0.0563
Jun 30, 97              0.0517                  0.0563

Source: Bloomberg L.P.

- Although short-term rates were relatively stable during the first quarter of 1997, the spread between commercial paper and U.S. Treasury bill yields widened significantly during the second quarter. This widening, making Treasury bill yields relatively less attractive than commercial paper yields, was a result of the reduced U.S. Treasury bill supply, caused by unexpectedly large April federal tax receipts, which led to lower government financing needs. In other words, the spread widening was the result of supply and demand conditions in the U.S. Treasury bill market, not the result of credit concerns in the commercial paper market.

                      90-DAY MUNICIPAL COMMERCIAL PAPER YIELDS
                           FOR THE PERIOD FROM 1/7-6/24/97
                      ----------------------------------------
                      Jan 7, 97                        0.0325%
                      Jan 14, 97                       0.0345%
                      Jan 21, 97                       0.0345%
                      Jan 28, 97                       0.0355%
                      Feb 4, 97                         0.034%
                      Feb 11, 97                       0.0345%
                      Feb 18, 97                       0.0335%
                      Feb 25, 97                        0.034%
                      Mar 4, 97                        0.0335%
                      Mar 11, 97                        0.033%
                      Mar 18, 97                        0.034%
                      Mar 25, 97                        0.035%
                      Apr 1, 97                        0.0345%
                      Apr 8, 97                        0.0365%
                      Apr 15, 97                        0.036%
                      Apr 22, 97                        0.037%
                      Apr 29, 97                        0.037%
                      May 6, 97                        0.0365%
                      May 13, 97                       0.0375%
                      May 20, 97                        0.037%
                      May 27, 97                        0.037%
                      Jun 3, 97                        0.0365%
                      Jun 10, 97                        0.037%
                      Jun 17, 97                       0.0375%
                      Jun 24, 97                        0.037%

- Short-term municipal commercial paper yields exhibited a pattern similar to that of taxable commercial paper yields during the reporting period.

Source: Lehman Brothers, Inc.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED EACH FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. During the reporting period, the portfolio managers adjusted the dollar-weighted average maturities (DWAM) of the portfolios as needed in order to capitalize on opportunities to buy higher yielding money market instruments resulting from market fluctuations. For example, while most economists had accurately predicted the 0.25% increase in the Federal Funds Rate prior to the Federal Open Market Committee meeting held on March 25, 1997, the commercial paper market had "priced in" or anticipated an even larger increase. We believed the likelihood of an increase greater than 0.25% was fairly remote and seized the opportunity to add securities with longer maturities (and higher yields) to the Funds' portfolios throughout the month of March. We maintained slightly longer maturities throughout the end of the reporting period in all three Funds.

Additionally, the Funds, particularly the Government and U.S. Treasury Money Funds, continued to take advantage of anomalies in the pricing of money market instruments that arose from supply and demand imbalances affecting the market.

Q. WHAT CREDIT STANDARDS DOES THE PORTFOLIO MANAGEMENT TEAM USE IN SELECTING SECURITIES FOR THE FUNDS?

A. Money market funds are required by law to hold only high-quality securities which meet certain maturity requirements in their portfolios. Certain of those securities, known as "first-tier securities," carry the highest credit ratings. For Schwab Money Market Fund, we continue to take the additional step of investing only in first-tier securities.

Schwab Money Market Fund invests primarily in securities issued by banks or corporations, such as commercial paper, certificates of deposit, time deposits, bank notes, and bankers' acceptances. Certain securities owned by the Fund are insured or are backed by a letter of credit issued by first-tier financial institutions. These arrangements are frequently referred to as "credit enhancements" because they provide incremental levels of creditworthiness. As part of our regular credit review process, we continually monitor the credit quality of both the enhancement providers and the issuers of the Fund's portfolio securities.

All U.S. Government and U.S. Treasury securities are first-tier securities. Schwab U.S. Treasury Money Fund invests exclusively in U.S. Treasury securities which are backed by the full faith and credit of the U.S. Government. Schwab Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and in repurchase agreements covering such obligations. Even though securities issued by government agencies carry the highest credit ratings, unlike U.S. Treasury securities, they are not guaranteed by the U.S. Government and are perceived to have somewhat more credit risk than comparable U.S. Treasury securities. Both government agency and U.S. Treasury securities, however, are considered to have relatively low levels of credit risk. Please bear in mind that shares of a money market fund are not insured or guaranteed by the U.S. Government.

GLOSSARY OF TERMS

COMMERCIAL PAPER Short-term, interest-paying obligations with maturities ranging up to 270 days issued by banks, corporations, and other borrowers.

CREDIT ENHANCEMENTS A bank letter of credit, purchase agreement, insurance, line of credit, or other instrument that provides an additional level of financial support for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY A security rated in the highest short-term credit rating category.

MATURITY The length of time before which the issuer of a debt security must repay the principal amount.

REAL GDP The national Gross Domestic Product (GDP)--the total value of all goods and services produced in the U.S. over a specific period of time and adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD The rate of return, usually dividend or interest payments, on an investment, expressed as a percentage of market price.

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                  ASSET GROWTH

    Total             Total           Percentage
 Net Assets         Net Assets        Growth Over
as of 6/30/97     as of 12/31/96       Reporting
   (000s)             (000s)            Period
-----------------------------------------------------------------
 $19,654,583       $ 18,083,671         9%
-----------------------------------------------------------------

    AVERAGE YIELDS FOR THE PERIODS ENDED JUNE 30, 1997*

    Last               Last              Last
 Seven Days        Three Months      Twelve Months
-----------------------------------------------------------------
       5.00%              4.92%        4.83%
-----------------------------------------------------------------

                      MATURITY SCHEDULE
                 PERCENT OF TOTAL INVESTMENTS

 Maturity Range      9/30/96     12/31/96    3/31/97     6/30/97
----------------------------------------------------------------
    0 -  15 Days      21.4%       16.8%       20.1%       21.2%
   16 -  30 Days      19.3        15.4        16.1        18.1
   31 -  60 Days      27.2        29.0        26.1        19.5
   61 -  90 Days      15.9        22.2        17.9        23.5
   91 - 120 Days       2.8         9.4        10.2         4.7
   Over 120 Days      13.4         7.2         9.6        13.0
Weighted Average     56 Days     56 Days     57 Days     59 Days
----------------------------------------------------------------

                   PORTFOLIO QUALITY

                                    Percent of
        SEC Tier                    Net Assets
        Rating                        6/30/97
        ---------------------------------------
        Tier 1                          100.0%
        Tier 2                            0.0%
        ---------------------------------------

---------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB GOVERNMENT MONEY FUND
----------------------------------------------------------------
PORTFOLIO SUMMARY

                  ASSET GROWTH

    Total             Total           Percentage
 Net Assets         Net Assets       Decline Over
as of 6/30/97     as of 12/31/96       Reporting
   (000s)             (000s)            Period
----------------------------------------------------------------
 $ 1,945,073        $1,986,862          -2%
----------------------------------------------------------------

     AVERAGE YIELDS FOR THE PERIODS ENDED JUNE 30, 1997*

    Last               Last              Last
 Seven Days        Three Months      Twelve Months
----------------------------------------------------------------
       4.87%             4.86%         4.76%
----------------------------------------------------------------

                     MATURITY SCHEDULE
                PERCENT OF TOTAL INVESTMENTS

 Maturity Range      9/30/96     12/31/96    3/31/97     6/30/97
----------------------------------------------------------------
    0 -  15 Days      46.4%       57.5%       56.2%       51.7%
   16 -  30 Days       7.7         9.5         3.2         0.1
   31 -  60 Days       4.7        11.4         4.5        15.7
   61 -  90 Days      13.2         6.5         9.9         8.8
   91 - 120 Days      14.9         4.5         0.5         8.4
   Over 120 Days      13.1        10.6        25.7        15.3
Weighted Average     57 Days     46 Days     64 Days     58 Days
----------------------------------------------------------------

---------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB U.S. TREASURY MONEY FUND
----------------------------------------------------------------
PORTFOLIO SUMMARY

                  ASSET GROWTH

[CAPTION]

                      Total
                       Net       Percentage
     Total           Assets        Growth
   Net Assets         as of         Over
 as of 6/30/97       12/31/96    Reporting
     (000s)          (000s)        Period
----------------------------------------------------------------
 $ 1,497,433        $1,421,672          5%
----------------------------------------------------------------

       AVERAGE YIELDS FOR THE PERIODS ENDED JUNE 30, 1997*

    Last               Last              Last
 Seven Days        Three Months      Twelve Months
----------------------------------------------------------------
       4.80%              4.78%        4.70%
----------------------------------------------------------------

                    MATURITY SCHEDULE
               PERCENT OF TOTAL INVESTMENTS

 Maturity Range      9/30/96     12/31/96    3/31/97     6/30/97
----------------------------------------------------------------
    0 -  15 Days      13.2%        0.4%        0.0%        2.8%
   16 -  30 Days       1.6         0.0        25.5         0.0
   31 -  60 Days      32.3        58.4        19.6        36.3
   61 -  90 Days      11.2         6.6        21.3        23.7
   91 - 120 Days       2.9         6.6         1.8        18.7
   Over 120 Days      38.8        28.0        31.8        18.5
Weighted Average     84 Days     83 Days     76 Days     75 Days
----------------------------------------------------------------

---------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS--72.5%(a)
ASSET BACKED SECURITIES--22.3%
Alamo Funding, LP
  5.65%, 08/04/97                                        $ 20,000     $    19,894
  5.66%, 08/05/97                                          22,200          22,079
  5.66%, 08/06/97                                          55,000          54,691
  5.66%, 08/07/97                                          26,200          26,049
  5.64%, 08/19/97                                          10,000           9,924
Alpha Finance Corp.
  5.66%, 09/16/97                                          12,000          11,857
  5.80%, 09/24/97                                           7,000           6,907
Asset Securitization Cooperative Corp.
  5.74%, 07/21/97                                          24,000          23,925
  5.74%, 07/23/97                                          55,000          54,810
  5.70%, 08/01/97                                          40,000          39,806
  5.68%, 08/21/97                                          50,000          49,603
  5.63%, 08/21/97                                          50,000          49,605
  5.63%, 08/22/97                                          50,000          49,597
  5.64%, 08/27/97                                          46,750          46,337
  5.68%, 08/28/97                                          45,000          44,594
  5.71%, 09/04/97                                          70,000          69,290
  5.71%, 09/05/97                                          65,000          64,330
  5.71%, 09/09/97                                          50,000          49,454
  5.70%, 09/09/97                                          77,000          76,160
  5.71%, 09/10/97                                          40,000          39,557
  5.78%, 12/16/97                                          20,000          19,476
Barton Capital Corp.
  5.71%, 07/29/97                                          81,683          81,325
  5.64%, 07/30/97                                          24,557          24,447
  5.67%, 08/07/97                                          20,188          20,072
  5.63%, 08/20/97                                          26,161          25,958
  5.63%, 08/21/97                                          15,588          15,465
  5.67%, 09/12/97                                          39,656          39,206
Beta Finance, Inc.
  5.74%, 07/14/97                                          35,500          35,427
  5.73%, 07/14/97                                          28,000          27,943
  5.73%, 07/22/97                                          45,000          44,852
  5.56%, 07/29/97                                          14,000          13,941
  5.75%, 08/18/97                                          28,500          28,285
  5.74%, 08/18/97                                          14,000          13,895
  5.50%, 08/26/97                                          28,000          27,767
  5.66%, 09/16/97                                          20,000          19,761
  5.66%, 09/25/97                                          12,000          11,840
  5.67%, 09/26/97                                           8,000           7,892
  5.69%, 09/30/97                                          12,000          11,830
  5.68%, 09/30/97                                          11,000          10,844
  5.67%, 09/30/97                                          12,000          11,830
  5.89%, 11/17/97                                          30,000          29,337

--------------------------------------------------------------------------------

                                                           Par           Value
                                                        --------     -----------
CC (USA), Inc.
  5.50%, 07/07/97                                       $  5,000     $     4,996
  5.73%, 07/21/97                                         23,000          22,928
  5.75%, 07/25/97                                         50,000          49,811
  5.72%, 08/13/97                                         60,000          59,596
  5.71%, 08/26/97                                          8,000           7,930
  5.69%, 09/12/97                                          9,000           8,898
  5.66%, 09/12/97                                         33,000          32,626
  5.67%, 09/26/97                                          9,000           8,878
Corporate Asset Funding Corp.
  5.68%, 08/19/97                                         75,000          74,428
  5.66%, 09/26/97                                         70,000          69,058
Corporate Receivables Corp.
  5.71%, 07/08/97                                         20,000          19,978
  5.74%, 07/10/97                                         20,000          19,972
  5.73%, 07/17/97                                          8,000           7,980
  5.74%, 07/18/97                                         44,000          43,882
  5.73%, 07/24/97                                         50,000          49,820
  5.71%, 07/24/97                                         30,000          29,892
  5.75%, 07/29/97                                         15,000          14,934
  5.77%, 08/06/97                                         10,000           9,943
  5.65%, 08/08/97                                         30,000          29,823
  5.64%, 08/13/97                                         35,000          34,766
  5.67%, 08/18/97                                         50,000          49,627
  5.66%, 08/26/97                                         40,000          39,652
  5.66%, 09/08/97                                          8,000           7,914
  5.65%, 09/08/97                                         20,000          19,786
  5.71%, 09/09/97                                         25,000          24,727
  5.85%, 11/25/97                                         15,000          14,651
CXC, Inc.
  5.71%, 07/08/97                                         19,000          18,979
  5.74%, 07/14/97                                         20,000          19,959
  5.73%, 07/22/97                                         15,000          14,951
  5.77%, 08/01/97                                         30,000          29,853
  5.72%, 08/13/97                                         50,000          49,663
  5.63%, 08/18/97                                         50,000          49,628
  5.66%, 08/19/97                                         50,000          49,619
  5.63%, 08/21/97                                         17,000          16,866
  5.64%, 08/28/97                                         50,000          49,551
  5.66%, 08/29/97                                         40,000          39,633
  5.66%, 09/15/97                                         30,000          29,647
  5.68%, 09/16/97                                         50,000          49,401
  5.66%, 09/16/97                                         25,000          24,702
  5.66%, 09/18/97                                         19,400          19,162
  5.66%, 09/19/97                                         60,000          59,256

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
Delaware Funding Corp.
  5.73%, 07/18/97                                        $ 44,972     $    44,852
  5.73%, 07/24/97                                          50,272          50,091
  5.70%, 08/29/97                                          10,694          10,596
Enterprise Funding Corp.
  5.72%, 07/02/97                                          21,734          21,731
  5.68%, 07/10/97                                          29,977          29,935
Eureka Securitization, Inc.
  5.73%, 07/09/97                                          30,000          29,962
  5.72%, 07/11/97                                          13,000          12,980
  5.69%, 07/15/97                                          23,000          22,950
  5.74%, 07/21/97                                          25,000          24,922
  5.71%, 07/22/97                                          25,000          24,918
  5.73%, 07/23/97                                          25,000          24,914
  5.71%, 07/23/97                                          23,000          22,921
  5.66%, 08/27/97                                          10,000           9,911
  5.66%, 09/15/97                                          19,000          18,776
  5.67%, 09/17/97                                          20,000          19,758
  5.66%, 09/17/97                                          33,000          32,601
  5.67%, 09/18/97                                          10,000           9,877
Falcon Asset Securitization Corp.
  5.73%, 07/09/97                                           8,775           8,764
  5.73%, 07/28/97                                          30,000          29,873
  5.74%, 08/19/97                                          25,000          24,808
  5.63%, 08/20/97                                          24,925          24,732
  5.68%, 08/25/97                                          55,390          54,916
Kitty Hawk Funding Corp.
  5.70%, 07/15/97                                          27,316          27,256
  5.68%, 09/17/97                                          50,000          49,393
Market Street Funding Corp.
  5.69%, 07/29/97                                          93,000          92,593
  5.66%, 08/15/97                                          16,344          16,230
Preferred Receivables Funding Corp.
  5.64%, 08/25/97                                          41,940          41,582
  5.66%, 09/17/97                                          18,440          18,217
  5.66%, 09/18/97                                          10,000           9,878
Providian Master Trust Series 1993-3
  5.74%, 07/21/97                                          35,500          35,389
Ranger Funding Corp.
  5.71%, 07/02/97                                          17,000          16,997
  5.75%, 07/29/97                                          25,000          24,890
  5.65%, 08/25/97                                          12,000          11,898
  5.69%, 09/09/97                                          12,000          11,869
  5.67%, 09/18/97                                          15,000          14,816

--------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Receivables Capital Corp.
  5.74%, 07/02/97                                       $ 14,739     $    14,737
  5.72%, 07/02/97                                         29,145          29,140
  5.72%, 07/03/97                                         27,670          27,661
  5.67%, 07/31/97                                         54,884          54,626
  5.75%, 08/01/97                                        121,780         121,179
Sheffield Receivables Corp.
  5.66%, 09/15/97                                         18,300          18,084
  5.66%, 09/22/97                                         21,300          21,026
WCP Funding, Inc.
  5.72%, 07/11/97                                         11,000          10,983
  5.75%, 07/18/97                                         19,000          18,949
  5.74%, 07/18/97                                         24,000          23,936
  5.74%, 07/25/97                                         20,000          19,925
  5.75%, 08/12/97                                         11,800          11,722
  5.70%, 08/29/97                                         15,000          14,862
  5.66%, 09/10/97                                         15,000          14,835
  5.67%, 09/19/97                                         38,200          37,725
Windmill Funding
  5.72%, 07/09/97                                         39,386          39,337
  5.73%, 07/17/97                                         13,000          12,967
  5.76%, 07/30/97                                         73,067          72,732
  5.74%, 08/14/97                                         36,335          36,084
  5.70%, 08/29/97                                         17,357          17,197
  5.71%, 09/09/97                                         35,665          35,275
  5.71%, 09/12/97                                         10,401          10,282
  5.69%, 09/17/97                                         19,000          18,769
  5.69%, 09/24/97                                         54,300          53,581
Wood Street Funding Corp.
  5.61%, 07/29/97                                         15,684          15,616
  5.66%, 08/25/97                                         12,000          11,897
  5.66%, 08/26/97                                          9,000           8,922
  5.66%, 08/29/97                                         24,500          24,275
  5.66%, 09/16/97                                         25,000          24,702
  5.68%, 09/17/97                                         25,000          24,697
  5.66%, 09/17/97                                         25,000          24,698
                                                                     -----------
                                                                       4,403,445
                                                                     -----------
AUTOMOTIVE--5.2%
American Honda Finance Corp.
  5.61%, 07/17/97                                         35,000          34,913
  5.61%, 07/21/97                                         25,000          24,923
  5.76%, 07/22/97                                         40,000          39,868

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
Chrysler Financial Corp.
  5.66%, 08/04/97                                        $ 40,000     $    39,788
Ford Credit Europe PLC
  5.71%, 07/11/97                                          25,000          24,961
  5.71%, 07/17/97                                          32,000          31,920
  5.53%, 07/30/97                                          14,000          13,939
  5.68%, 08/27/97                                          14,100          13,975
  5.68%, 09/11/97                                          50,000          49,440
  5.66%, 09/24/97                                          50,000          49,342
Ford Motor Credit
  5.90%, 11/10/97                                          90,000          88,106
General Motors Acceptance Corp.
  5.58%, 07/10/97                                          12,000          11,984
  5.59%, 08/01/97                                          76,000          75,644
  5.57%, 08/08/97                                         109,400         108,774
  5.55%, 08/12/97                                         100,000          99,371
  5.55%, 08/13/97                                          15,000          14,903
  5.49%, 08/28/97                                          86,000          85,261
  6.00%, 10/08/97                                         100,000          98,400
  6.00%, 10/10/97                                          15,000          14,755
  6.00%, 11/17/97                                         119,000         116,326
                                                                      -----------
                                                                        1,036,593
                                                                      -----------
BANKING--AUSTRALIA--0.5%
Westpac Capital Corp.
  5.55%, 07/17/97                                          50,000          49,880
  5.53%, 07/21/97                                          40,000          39,880
                                                                      -----------
                                                                           89,760
                                                                      -----------
BANKING--BELGIUM--2.4%
BBL North America
  5.72%, 07/08/97                                          87,000          86,905
  5.76%, 08/05/97                                          50,000          49,724
  5.65%, 09/05/97                                          35,000          34,642
Cregem North America, Inc.
  5.50%, 07/02/97                                          25,000          24,996
  5.55%, 07/14/97                                          22,000          21,957
  5.74%, 08/11/97                                          99,500          98,859
  5.74%, 08/18/97                                          13,000          12,902
  5.68%, 08/25/97                                          50,000          49,572
  5.66%, 09/22/97                                          25,000          24,679
Generale Bank, Inc.
  5.55%, 07/24/97                                          73,000          72,749
                                                                      -----------
                                                                          476,985
                                                                      -----------

--------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
BANKING--CANADA--1.5%
Bank of Nova Scotia
  5.68%, 08/27/97                                       $100,000     $    99,114
  5.65%, 09/16/97                                         55,000          54,345
  5.66%, 09/25/97                                         78,000          76,962
Royal Bank of Canada
  5.55%, 07/31/97                                         32,850          32,702
  5.94%, 11/07/97                                         27,062          26,504
                                                                     -----------
                                                                         289,627
                                                                     -----------
BANKING--DENMARK--1.2%
Den Danske Corp.
  5.69%, 09/12/97                                         50,000          49,432
Unifunding Inc.
  5.71%, 07/07/97                                         25,000          24,977
  5.73%, 07/16/97                                         63,000          62,852
  5.68%, 08/22/97                                         70,000          69,433
  5.66%, 09/15/97                                         37,000          36,564
                                                                     -----------
                                                                         243,258
                                                                     -----------
BANKING--DOMESTIC--2.6%
Bankers Trust New York Corp.
  5.95%, 10/29/97                                        103,000         101,020
International Securitization Corp./
(First National Bank of Chicago LOC)
  5.72%, 07/10/97                                         44,000          43,938
  5.71%, 07/21/97                                         30,300          30,205
  5.77%, 07/25/97                                          9,000           8,966
  5.74%, 07/25/97                                         76,255          75,968
  5.73%, 07/28/97                                         30,810          30,680
  5.55%, 08/04/97                                         18,816          18,720
  5.77%, 08/08/97                                         21,122          20,995
  5.74%, 08/12/97                                          6,080           6,040
  5.70%, 08/26/97                                         19,000          18,834
  5.67%, 09/22/97                                         44,625          44,050
Nationsbank Corp.
  5.69%, 09/15/97                                         50,000          49,409
Nationsbank Corp.(d)
  5.61%, 08/01/97                                         25,000          24,880
Secured Short Term Notes 97-11
  5.86%, 09/18/97                                         30,000          30,000
                                                                     -----------
                                                                         503,705
                                                                     -----------
BANKING--FRANCE--0.1%
Banco Nacional de Comercio Exterior
(Societe Generale LOC)
  5.75%, 11/25/97                                         11,000          10,748
                                                                     -----------

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
BANKING--GERMANY--0.5%
Comision Federal de Electricidad/
  (Westdeutsche Landesbank LOC)
  5.75%, 07/22/97                                        $ 30,000     $    29,901
  5.71%, 07/22/97                                          20,000          19,934
  5.71%, 08/29/97                                          15,000          14,862
  5.73%, 09/10/97                                          25,000          24,722
                                                                      -----------
                                                                           89,419
                                                                      -----------
BANKING--JAPAN--0.4%
Anchor Funding Corp./(Dai-Ichi Kangyo Bank LOC)
  5.86%, 08/14/97                                          14,000          13,901
Gotham Funding Corp./(Bank of
  Tokyo - Mitsubishi LOC)
  5.85%, 08/13/97                                          10,000           9,931
  5.85%, 08/14/97                                          25,363          25,184
  5.82%, 08/22/97                                          15,000          14,876
Mitsubishi Motors Credit of America, Inc./
  (Bank of Tokyo - Mitsubishi LOC)
  5.73%, 08/12/97                                          20,000          19,868
                                                                      -----------
                                                                           83,760
                                                                      -----------
BANKING--NETHERLANDS--0.8%
Internationale Nederlanden (U.S.) Funding
  Corp.
  5.50%, 07/03/97                                         163,000         162,952
                                                                      -----------
BANKING--SPAIN--0.3%
BEX America Finance, Inc.
  5.68%, 08/19/97                                          50,000          49,619
                                                                      -----------
BANKING--SWEDEN--0.9%
Nordbanken of North America, Inc.
  5.68%, 08/20/97                                          39,500          39,193
  5.68%, 08/26/97                                          35,000          34,695
  5.68%, 09/08/97                                          22,000          21,764
Svenska Handelsbanken Inc.
  5.74%, 07/11/97                                          35,500          35,444
  5.66%, 09/26/97                                          50,000          49,326
                                                                      -----------
                                                                          180,422
                                                                      -----------
BANKING--UNITED KINGDOM--2.0%
Abbey National N.A. Corp.
  5.50%, 07/11/97                                          75,000          74,888
Abbey National Treasury Services PLC
  6.26%, 04/02/98                                          50,000          49,939
Bradford & Bingley Building Society
  5.51%, 07/14/97                                          25,000          24,951
  5.69%, 09/12/97                                          13,000          12,852

--------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Cheltenham & Gloucester PLC
  5.50%, 07/16/97                                       $ 80,000     $    79,820
  5.53%, 07/25/97                                         35,000          34,875
Halifax PLC
  5.60%, 09/11/97                                        110,000         108,803
                                                                     -----------
                                                                         386,128
                                                                     -----------
COMPUTERS AND OFFICE EQUIPMENT--0.3%
CSC Enterprises
  5.66%, 08/05/97                                         20,000          19,891
  5.67%, 08/12/97                                         30,000          29,804
                                                                     -----------
                                                                          49,695
                                                                     -----------
DATA PROCESSING--0.1%
Electronic Data Systems
  5.72%, 07/10/97                                         15,000          14,979
                                                                     -----------
ELECTRICAL AND ELECTRONICS--0.3%
General Electric Company
  6.20%, 07/01/97                                         66,699          66,699
                                                                     -----------
FINANCE--COMMERCIAL--5.4%
CIT Group Holdings, Inc.
  5.70%, 07/23/97                                         58,000          57,800
Finova Capital Corp.
  5.69%, 09/18/97                                         73,000          72,101
General Electric Capital Corp.
  5.51%, 07/14/97                                         78,000          77,849
  5.51%, 07/15/97                                         20,000          19,958
  5.73%, 07/17/97                                         65,000          64,837
  5.68%, 09/18/97                                         25,000          24,693
  5.95%, 11/04/97                                        190,000         186,162
  5.85%, 11/26/97                                         50,000          48,832
  5.85%, 11/28/97                                         50,000          48,817
General Electric Capital Services
  5.49%, 07/02/97                                         42,000          41,994
  5.74%, 07/18/97                                         50,000          49,867
  5.73%, 07/23/97                                         59,000          58,797
  5.68%, 09/18/97                                         50,000          49,387
  5.95%, 11/05/97                                         50,000          48,982

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
Heller Financial Inc.
  5.56%, 07/08/97                                        $ 25,000     $    24,974
  5.66%, 07/17/97                                          18,000          17,956
  5.94%, 09/02/97                                          26,000          25,735
  5.90%, 09/02/97                                          10,000           9,899
  5.92%, 10/06/97                                          23,000          22,641
  5.92%, 10/07/97                                          30,000          29,526
  5.92%, 10/10/97                                          48,000          47,219
  5.92%, 10/24/97                                          55,000          53,981
                                                                      -----------
                                                                        1,082,007
                                                                      -----------
FINANCE--CONSUMER--4.2%
Associates Corp. of North America
  5.68%, 07/01/97                                          28,000          28,000
  5.71%, 07/07/97                                          50,000          49,953
  5.71%, 07/08/97                                          75,000          74,918
  5.71%, 07/10/97                                         100,000          99,857
  5.71%, 07/11/97                                         100,000          99,844
  5.73%, 07/29/97                                          35,000          34,847
  5.64%, 08/15/97                                          61,000          60,575
  5.68%, 09/19/97                                          58,000          57,280
  5.64%, 09/29/97                                          50,000          49,305
  5.65%, 09/30/97                                          56,000          55,213
  5.65%, 10/01/97                                          50,000          49,290
  5.65%, 10/03/97                                          60,000          59,129
Household Finance Corp.
  5.70%, 09/10/97                                          50,000          49,447
  5.70%, 09/11/97                                          50,000          49,439
                                                                      -----------
                                                                          817,097
                                                                      -----------
MISCELLANEOUS MANUFACTURING--0.4%
Newell Company
  5.66%, 08/18/97                                          25,000          24,812
  5.65%, 08/21/97                                          13,000          12,897
  5.69%, 09/18/97                                          20,000          19,754
  5.69%, 09/22/97                                          25,000          24,677
                                                                      -----------
                                                                           82,140
                                                                      -----------
MISCELLANEOUS SERVICES--1.8%
PHH Corp.
  5.68%, 08/07/97                                         109,000         108,370
  5.62%, 08/20/97                                          15,000          14,884
  5.70%, 08/22/97                                          18,000          17,854
  5.72%, 09/10/97                                          50,000          49,445
  5.72%, 09/12/97                                          73,500          72,661
  5.67%, 09/18/97                                          25,000          24,693
  5.68%, 09/19/97                                          60,000          59,253
                                                                      -----------
                                                                          347,160
                                                                      -----------

--------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
MORTGAGE BANKING--0.6%
Countrywide Home Loans, Inc.
  5.68%, 09/09/97                                       $ 50,000     $    49,455
  5.68%, 09/18/97                                         67,000          66,175
                                                                     -----------
                                                                         115,630
                                                                     -----------
PAPER AND WOOD PRODUCTS--0.2%
Rexam PLC
  5.73%, 07/09/97                                         10,000           9,987
  5.71%, 09/02/97                                         27,300          27,032
                                                                     -----------
                                                                          37,019
                                                                     -----------
PHARMACEUTICALS--0.2%
Glaxo Wellcome PLC
  5.66%, 09/23/97                                         11,000          10,857
  5.66%, 09/26/97                                         22,000          21,703
                                                                     -----------
                                                                          32,560
                                                                     -----------
SAVINGS AND LOAN--0.2%
Bank of America, FSB
  5.69%, 09/02/97                                         30,000          29,706
                                                                     -----------
SECURITIES BROKERAGE--DEALER--18.1%
Bear Stearns & Co., Inc.
  5.71%, 09/11/97                                         35,000          34,607
  5.71%, 09/12/97                                         50,000          49,430
  5.70%, 09/17/97                                         20,000          19,757
  5.69%, 09/18/97                                         15,000          14,816
  5.66%, 09/24/97                                         36,000          35,527
  5.66%, 09/26/97                                         13,000          12,825
BT Securities Corp.
  5.61%, 09/05/97                                         22,000          21,780
  5.72%, 10/16/97                                         17,000          16,717
Credit Suisse First Boston, Inc.
  5.71%, 07/10/97                                         55,000          54,923
  5.68%, 08/21/97                                         33,000          32,738
  5.60%, 09/10/97                                         50,000          49,464
Goldman Sachs Group, LP
  5.53%, 07/14/97                                        100,000          99,806
  5.53%, 07/15/97                                         32,000          31,933
  5.98%, 10/30/97                                         50,000          49,026
  5.90%, 11/10/97                                        106,000         103,777
  5.90%, 11/12/97                                        100,000          97,871
  5.90%, 11/13/97                                        129,000         126,233
  5.90%, 11/14/97                                        205,000         200,568
  5.89%, 11/25/97                                        150,000         146,503

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
Lehman Brothers Holdings, Inc.
  5.57%, 08/08/97                                        $ 35,000     $    34,800
  5.48%, 08/08/97                                          29,000          28,837
  5.79%, 09/22/97                                          59,000          58,236
  5.87%, 09/23/97                                          75,000          74,003
  5.94%, 09/24/97                                          17,000          16,768
  5.95%, 11/12/97                                          60,000          58,712
  5.92%, 12/04/97                                          50,000          48,754
  5.83%, 12/17/97                                          74,000          72,034
  5.83%, 12/18/97                                          53,000          51,583
  5.82%, 12/22/97                                          38,000          36,962
Merrill Lynch & Co., Inc.
  5.72%, 07/10/97                                          90,000          89,873
  5.53%, 07/22/97                                         132,000         131,586
  5.55%, 07/23/97                                         100,000          99,670
  5.66%, 09/24/97                                          20,000          19,737
  5.66%, 10/01/97                                         140,000         138,004
  5.86%, 12/09/97                                          50,000          48,730
  5.86%, 12/10/97                                          57,000          55,543
  5.86%, 12/11/97                                          50,000          48,714
Morgan Stanley, Dean Witter, Discover & Co.
  5.70%, 09/12/97                                          30,000          29,658
  5.70%, 09/17/97                                         108,000         106,687
  5.66%, 09/23/97                                         118,000         116,466
Morgan Stanley Group, Inc.
  5.67%, 07/09/97                                          40,000          39,950
  5.68%, 07/16/97                                          45,000          44,895
  5.69%, 07/22/97                                          50,000          49,836
  5.69%, 07/23/97                                          45,000          44,845
  5.69%, 07/24/97                                          48,000          47,827
  5.69%, 07/25/97                                          25,000          24,906
  5.70%, 07/28/97                                          25,000          24,894
  5.70%, 07/30/97                                         150,000         149,320
  5.70%, 07/31/97                                         150,000         149,296
PaineWebber Group, Inc.
  5.79%, 07/11/97                                          32,000          31,949
  5.81%, 08/13/97                                          10,000           9,932
Salomon, Inc.
  5.95%, 07/21/97                                          25,000          24,919
  5.94%, 08/25/97                                          50,000          49,553
  5.91%, 08/26/97                                          30,000          29,728
  5.92%, 08/29/97                                          50,000          49,522
  5.86%, 09/23/97                                          15,000          14,798

--------------------------------------------------------------------------------

                                                           Par           Value
                                                       --------     -----------
Smith Barney Inc.
  5.69%, 07/01/97                                       $ 62,000     $    62,000
  5.71%, 07/08/97                                         45,000          44,951
  5.72%, 07/09/97                                         50,000          49,937
  5.71%, 07/24/97                                         80,000          79,712
                                                                     -----------
                                                                       3,586,428
                                                                     -----------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE
  OBLIGATIONS
  (Cost $14,267,541)                                                  14,267,541
                                                                     -----------
CERTIFICATES OF DEPOSIT--19.1%

BANKING--AUSTRALIA--0.5%
Australia & New Zealand Bank Group
  5.54%, 07/02/97                                         50,000          50,000
  5.55%, 07/29/97                                         25,000          25,000
Westpac Banking Corp.
  5.60%, 09/08/97                                         30,000          30,000
                                                                     -----------
                                                                         105,000
                                                                     -----------
BANKING--BELGIUM--0.3%
BBL North America
  5.75%, 08/04/97                                         14,000          14,000
  5.75%, 08/05/97                                         50,000          50,000
                                                                     -----------
                                                                          64,000
                                                                     -----------
BANKING--CANADA--0.7%
Bank of Montreal
  5.56%, 07/16/97                                         50,000          50,000
  5.56%, 07/17/97                                         87,000          87,000
                                                                     -----------
                                                                         137,000
                                                                     -----------
BANKING--DOMESTIC--4.1%
Bankers Trust Company
  5.53%, 07/09/97                                        123,000         123,000
  5.72%, 07/15/97                                        100,000         100,000
  5.72%, 07/16/97                                         45,000          45,000
  5.72%, 07/17/97                                         25,000          25,000
  5.72%, 07/18/97                                         50,000          50,000
Chase Manhattan Bank USA
  5.65%, 09/08/97                                         10,000          10,000
  5.65%, 10/02/97                                        112,000         112,000
Crestar Bank
  5.71%, 07/07/97                                         47,000          47,000
MBNA America Bank N.A.
  5.80%, 10/07/97                                         85,000          85,000

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)


                                                           Par           Value
                                                         --------     -----------
Mellon Bank N.A.
  5.68%, 08/21/97                                        $ 43,000     $    43,000
  5.63%, 09/04/97                                          23,000          23,000
  5.78%, 12/12/97                                          94,000          94,000
Wilmington Trust Company
  5.70%, 08/27/97                                          14,000          14,000
  5.92%, 11/06/97                                          25,000          25,000
                                                                      -----------
                                                                          796,000
                                                                      -----------
BANKING--FRANCE--3.5%
Banque Nationale de Paris
  5.54%, 07/07/97                                          25,000          25,000
  5.72%, 07/15/97                                          25,000          25,000
  5.73%, 07/21/97                                          37,000          37,000
  5.66%, 09/16/97                                          25,000          25,001
  5.67%, 10/02/97                                           7,000           7,000
  5.99%, 10/27/97                                          25,000          24,998
  5.80%, 02/26/98                                          75,000          74,976
Societe Generale
  5.58%, 07/28/97                                          65,000          65,013
  5.83%, 08/20/97                                          75,000          74,995
  5.57%, 09/04/97                                          50,000          50,001
  5.80%, 01/05/98                                          85,000          84,978
  6.22%, 03/10/98                                          97,500          97,274
  6.14%, 03/10/98                                          50,000          49,916
  6.25%, 03/25/98                                          13,000          12,985
  5.98%, 05/26/98                                          39,000          39,031
                                                                      -----------
                                                                          693,168
                                                                      -----------
BANKING--GERMANY--1.5%
Bayerische Hypotheken und Wechsel Bank
  5.54%, 07/07/97                                          50,000          49,999
Deutsche Bank
  5.50%, 09/03/97                                         200,000         200,000
Landesbank Hessen-Thuringen Girozentrale
  6.20%, 09/05/97                                          49,000          49,001
                                                                      -----------
                                                                          299,000
                                                                      -----------
BANKING--JAPAN--4.6%
Bank of Tokyo - Mitsubishi, Ltd.
  5.82%, 07/02/97                                          60,000          60,000
  5.71%, 08/06/97                                          24,000          24,003
Dai-Ichi Kangyo Bank, Ltd.
  5.83%, 07/03/97                                          58,000          58,000
  5.85%, 07/15/97                                          55,000          55,001
  5.81%, 09/02/97                                          17,000          17,001

--------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Industrial Bank of Japan, Ltd.
  5.83%, 07/11/97                                       $ 28,000     $    28,000
  5.84%, 07/16/97                                         50,000          50,000
  5.84%, 07/17/97                                         50,000          50,000
Sanwa Bank, Ltd.
  5.83%, 07/01/97                                        138,000         138,001
  5.83%, 07/16/97                                         35,000          35,000
  5.85%, 08/05/97                                         65,000          65,001
  5.76%, 09/17/97                                         49,000          49,002
  5.77%, 09/19/97                                         17,000          17,000
Sumitomo Bank, Ltd.
  5.78%, 07/15/97                                         45,000          45,000
  5.84%, 07/25/97                                         60,000          60,000
  5.73%, 08/06/97                                         33,000          33,000
  5.75%, 08/13/97                                         50,000          50,001
  5.77%, 09/16/97                                         60,000          60,001
                                                                     -----------
                                                                         894,011
                                                                     -----------
BANKING--NETHERLANDS--0.5%
ABN-AMRO Bank N.V.
  5.53%, 07/15/97                                         35,000          35,000
  5.60%, 09/02/97                                         64,000          64,000
                                                                     -----------
                                                                          99,000
                                                                     -----------
BANKING--SWEDEN--0.1%
Svenska Handelsbanken
  5.68%, 10/01/97                                         29,000          29,000
                                                                     -----------
BANKING--SWITZERLAND--0.4%
Credit Suisse First Boston
  6.24%, 04/08/98                                         85,000          85,000
                                                                     -----------
BANKING--UNITED KINGDOM--2.4%
Abbey National Treasury Services PLC
  5.50%, 07/07/97                                        100,000          99,999
  5.55%, 07/24/97                                         50,000          50,000
  5.55%, 09/03/97                                         50,000          50,000
  5.60%, 09/15/97                                         75,000          75,000
National Westminster Bank PLC
  5.60%, 09/05/97                                         69,000          69,000
  5.60%, 09/08/97                                         79,000          78,999
  6.20%, 05/20/98                                         49,000          48,971
                                                                     -----------
                                                                         471,969
                                                                     -----------

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)


                                                           Par           Value
                                                         --------     -----------
SAVINGS AND LOAN--0.5%
World Savings Bank, FSB
  5.66%, 09/16/97                                        $ 40,000     $    39,998
  5.66%, 09/19/97                                          50,000          49,998
                                                                      -----------
                                                                           89,996
                                                                      -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $3,763,144)                                                     3,763,144
                                                                      -----------
VARIABLE RATE OBLIGATIONS--5.5%(b)
BANKING--DOMESTIC--0.1%
6700 Cherry Avenue Partners Variable Rate
  Taxable Demand Bonds Series 1993/(Wells
  Fargo Bank LOC)
  5.85%, 07/07/97                                          10,500          10,500
                                                                      -----------
BANKING--FRANCE--0.2%
New Jersey Economic Development Authority
  Taxable Adjustable Rate Money Market
  Securities (GE Aerospace Camden Development
  Project) Series A/(Banque Nationale de
  Paris LOC)
  5.63%, 07/07/97                                          24,025          24,025
New Jersey Economic Development Authority
  Taxable Adjustable Rate Money Market
  Securities (GE Aerospace Camden Development
  Project) Series B/(Banque Nationale de
  Paris LOC)
  5.63%, 07/07/97                                          10,000          10,000
                                                                      -----------
                                                                           34,025
                                                                      -----------
BANKING--GERMANY--0.1%
General Obligation Refunding Bonds of the
  County of Hudson (State of New Jersey)
  (Variable Rate Demand Obligations) Taxable
  Series 1995/ (Landesbank Hessen-Thuringen
  Girozentrale LOC)
  5.60%, 07/07/97                                          20,940          20,940
                                                                      -----------
BANKING--NETHERLANDS--0.2%
New Jersey Economic Development Authority
  Adjustable Rate Lease Revenue (Taxable)
  Bonds (Barnes & Noble, Inc. Distribution
  and Freight Consolidation Center Project)
  1995 Series A/ (Rabobank Nederland N.V.
  LOC)
  5.64%, 07/07/97                                          21,700          21,700


--------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
New Jersey Economic Development Authority
  Adjustable Rate Lease Revenue (Taxable)
  Bonds (Barnes & Noble, Inc. Distribution
  and Freight Consolidation Center Project)
  1995 Series B/(Rabobank Nederland N.V.
  LOC)
  5.64%, 07/07/97                                       $ 10,000     $    10,000
                                                                     -----------
                                                                          31,700
                                                                     -----------
EDUCATION--0.2%
Development Authority of Dekalb County,
  Taxable Variable Rate Revenue Bonds (Emory
  University Project) Series 1995B
  5.60%, 07/07/97                                         35,415          35,415
                                                                     -----------
INSURANCE--2.2%
Commonwealth Life Insurance Company
  5.83%, 07/01/97                                        100,000         100,000
General American Life Insurance Company
  5.89%, 07/07/97                                        100,000         100,000
Jackson National Life Insurance Company
  5.77%, 07/01/97                                         60,000          60,000
Pacific Mutual Life Insurance Company
  5.68%, 07/01/97                                        100,000         100,000
Transamerica Life Insurance & Annuity Company
  5.69%, 07/07/97                                         75,000          75,000
                                                                     -----------
                                                                         435,000
                                                                     -----------
MONOLINE INSURANCE--0.3%
Baptist Health Systems of South Florida, Inc.
  Taxable Variable Rate Direct Note
  Obligations Series 1995A/(MBIA Insurance)
  5.60%, 07/07/97                                         13,000          13,000
Baptist Health Systems of South Florida, Inc.
  Taxable Variable Rate Direct Note
  Obligations Series 1995B/(MBIA Insurance)
  5.60%, 07/07/97                                         19,000          19,000
Dade County, Expressway Authority (Florida)
  Toll System Revenue Bonds, Series 1996/
  (FGIC Insurance)
  5.60%, 07/07/97                                         31,200          31,200
New Orleans Aviation Board Taxable Refunding
  Bonds, Series 1993A/(MBIA Insurance)
  5.77%, 07/07/97                                          3,500           3,500
                                                                     -----------
                                                                          66,700
                                                                     -----------

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)


                                                           Par           Value
                                                         --------     -----------
SECURITIES BROKERAGE--DEALER--2.2%
Bear Stearns Companies, Inc.
  5.72%, 07/07/97                                        $ 90,000     $    90,000
  5.72%, 07/07/97                                         150,000         150,000
  5.74%, 07/18/97                                         100,000         100,000
Lehman Brothers Holdings, Inc.
  5.74%, 07/30/97                                         100,000         100,000
                                                                      -----------
                                                                          440,000
                                                                      -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,074,280)                                                     1,074,280
                                                                      -----------
BANK NOTES--1.1 %
BANKING--DOMESTIC--1.1%
FCC National Bank
  5.53%, 07/07/97                                           4,000           4,000
Fifth Third Bank
  5.50%, 07/09/97                                          50,000          50,000
First National Bank of Boston
  5.72%, 07/08/97                                          75,000          75,000
  5.72%, 07/15/97                                          53,000          53,000
LaSalle National Bank
  5.52%, 07/28/97                                          25,000          25,000
                                                                      -----------
TOTAL BANK NOTES
  (Cost $207,000)                                                         207,000
                                                                      -----------
BANKER'S ACCEPTANCES--0.1%
BANKING--DOMESTIC--0.1%
Mellon Bank N.A.
  5.91%, 10/31/97                                          10,400          10,198
                                                                      -----------
TOTAL BANKER'S ACCEPTANCES
  (Cost $10,198)                                                           10,198
                                                                      -----------

--------------------------------------------------------------------------------

                                                        Maturity        Value
                                                        --------     -----------
REPURCHASE AGREEMENTS--1.8%(c)
Salomon Brothers, Inc. 6.15%, Issue Date
  06/30/97 Due 7/01/97*; Tri-Party Repurchase
  Agreement; Collateralized By: U.S.
  Government Agency Obligations                         $349,060     $   349,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $349,000)                                                        349,000
                                                                     -----------
TOTAL INVESTMENTS--100%,
  (Cost $19,671,163)                                                 $19,671,163
                                                                     ===========

See accompanying Notes to Schedules of Investments.

SCHWAB GOVERNMENT MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                             Par          Value
                                                           --------     ----------
AGENCY OBLIGATIONS--50.0%
COUPON NOTES--10.3%
Federal Farm Credit Bank
  5.85%, 08/01/97                                          $31,000      $   31,007
  5.62%, 09/03/97                                           20,000          19,999
  5.40%, 12/02/97                                           50,000          49,974
  5.45%, 03/03/98                                           55,000          54,883
  5.90%, 06/02/98                                           25,000          25,012
Student Loan Marketing Assoc.
  5.99%, 09/18/97                                           20,000          20,014
                                                                        ----------
                                                                           200,889
                                                                        ----------
DISCOUNT NOTES--39.7%
Federal Home Loan Bank
  5.59%, 07/03/97                                           25,000          24,992
  5.58%, 07/03/97                                            4,015           4,014
  5.71%, 09/18/97                                           21,945          21,677
  5.56%, 10/07/97                                           25,000          24,637
  5.58%, 11/26/97                                           25,000          24,449
  5.80%, 06/12/98                                           25,000          24,984
  5.82%, 06/16/98                                           25,000          24,990
Federal Home Loan Mortgage Corp.
  5.59%, 07/01/97                                           25,000          25,000
  5.59%, 07/02/97                                           25,000          24,996
  5.59%, 07/08/97                                           20,000          19,979
  5.60%, 07/10/97                                           25,000          24,966
  5.60%, 07/11/97                                           25,000          24,962
  5.63%, 07/23/97                                            2,550           2,541
  5.60%, 07/31/97                                           17,180          17,101
  5.62%, 08/01/97                                           24,840          24,721
  5.62%, 08/05/97                                           45,000          44,758
  5.63%, 08/07/97                                           20,000          19,886
  5.55%, 08/13/97                                           22,000          21,856
  5.65%, 08/15/97                                           20,000          19,861
  5.61%, 08/15/97                                           20,000          19,862
  5.58%, 09/04/97                                           12,415          12,292

--------------------------------------------------------------------------------

                                                           Par          Value
                                                         --------     ----------
Federal National Mortgage Assoc.
  5.59%, 07/03/97                                        $20,000         $19,994
  5.61%, 07/11/97                                         10,780          10,763
  5.62%, 08/04/97                                         10,455          10,400
  5.54%, 08/04/97                                         13,665          13,594
  5.65%, 08/21/97                                         30,000          29,765
  5.64%, 08/21/97                                         25,000          24,804
  5.53%, 08/26/97                                          2,080           2,062
  5.71%, 09/16/97                                         22,000          21,738
  5.66%, 09/18/97                                         26,220          25,903
  5.59%, 09/29/97                                         25,000          24,657
  5.81%, 10/02/97                                         20,000          19,708
  5.83%, 10/14/97                                         20,000          19,670
  5.80%, 10/20/97                                         25,000          24,565
  5.80%, 10/21/97                                         25,000          24,561
  5.80%, 10/22/97                                         25,000          24,557
  5.59%, 12/08/97                                         25,000          24,404
                                                                      ----------
                                                                         773,669
                                                                      ----------
TOTAL AGENCY OBLIGATIONS
  (Cost $974,558)                                                        974,558
                                                                      ----------
VARIABLE RATE OBLIGATIONS--12.5%(b)
Federal Farm Credit Bank
  5.46%, 09/01/97                                         50,000          50,005
Student Loan Marketing Assoc.
  5.42%, 07/01/97                                         25,000          25,000
  5.42%, 07/01/97                                         25,330          25,328
  5.42%, 07/01/97                                         50,000          49,994
  5.31%, 07/01/97                                         20,000          19,991
  5.26%, 07/01/97                                         42,150          42,104
  5.24%, 07/01/97                                         30,000          29,988
                                                                      ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $242,410)                                                        242,410
                                                                      ----------
U.S. TREASURY OBLIGATIONS--4.8%
TREASURY NOTES--4.8%
U.S. Treasury Notes
  6.50%, 08/15/97                                         25,000          25,017
  7.38%, 11/15/97                                         47,000          47,284
  7.25%, 02/15/98                                         20,000          20,180
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $92,481)                                                          92,481
                                                                      ----------

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)


                                                           Maturity       Value
                                                           --------     ----------
REPURCHASE AGREEMENTS--32.5%(c)
DLJ Securities Corp. 5.53%, Issue Date 06/23/97
  Due 07/21/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                              $45,715      $   45,519
DLJ Securities Corp. 5.60%, Issue Date 05/27/97
  Due 07/25/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               35,780          35,455
Lehman Brothers, Inc. 5.59%, Issue Date
  06/16/97
  Due 09/15/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               40,565          40,000
Lehman Brothers, Inc. 5.59%, Issue Date
  06/17/97
  Due 09/12/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               30,405          30,000
Lehman Brothers, Inc. 5.59%, Issue Date
  06/18/97
  Due 09/10/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               35,457          35,000
Salomon Brothers, Inc. 5.56%, Issue Date
  06/09/97
  Due 07/09/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               50,755          50,521
Salomon Brothers, Inc. 5.56%, Issue Date
  06/10/97
  Due 07/14/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               28,267          28,119
Salomon Brothers, Inc. 5.56%, Issue Date
  06/11/97
  Due 07/15/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               43,219          42,993
Salomon Brothers, Inc. 5.57%, Issue Date
  06/03/97
  Due 07/16/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               56,423          56,051
Salomon Brothers, Inc. 5.57%, Issue Date
  06/04/97
  Due 07/22/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               29,900          29,680
Salomon Brothers, Inc. 5.57%, Issue Date
  06/05/97
  Due 07/18/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               22,521          22,372
Salomon Brothers, Inc. 5.59%, Issue Date
  06/24/97
  Due 09/22/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               31,433          31,000
Salomon Brothers, Inc. 5.59%, Issue Date
  06/24/97
  Due 09/23/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               31,330          30,894
Salomon Brothers, Inc. 5.61%, Issue Date
  06/02/97
  Due 09/02/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                               34,135          33,653
Salomon Brothers, Inc. 6.15%, Issue Date
  06/30/97
  Due 07/01/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                                4,366           4,365

--------------------------------------------------------------------------------

                                                         Maturity       Value
                                                         --------     ----------
Smith Barney 5.55%, Issue Date 06/13/97
  Due 07/07/97*; Collateralized By:
  FNMA: $27,570 Par; 7.00%, Due 02/25/22
  FHLMC: $6,651 Par; 5.00%, Due 08/15/03
  FNMA: $13,000 Par; 5.00%, Due 03/25/02
  FHLMC: $770 Par; 9.50%, Due 01/15/                     $34,996      $   34,867
Smith Barney 5.55%, Issue Date 06/18/97
  Due 07/02/97; Collateralized By:
  FHLMC: $14,200 Par; 7.50%, Due 11/15/22
  FHLMC: $8,250 Par; 7.15%, Due 12/15/22                  19,144          19,103
Smith Barney 5.55%, Issue Date 06/19/97
  Due 07/01/97; Collateralized By:
  FNMA: $38,700 Par; 7.50%, Due 01/25/23
  FHLMC: $13,000 Par; 6.15%, Due 12/15/22                 46,844          46,757
Smith Barney 5.55%, Issue Date 06/20/97
  Due 07/07/97; Collateralized By:
  FHLMC: $11,000 Par; 6.10%, Due 05/15/01
  FHLMC: $6,950 Par; 10.00%, Due 05/15/06                 15,239          15,199
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $631,548)                                                        631,548
                                                                      ----------
TOTAL INVESTMENTS--100%
  (Cost $1,940,997)                                                   $1,940,997
                                                                      ==========

See accompanying Notes to Schedules of Investments.

SCHWAB U.S. TREASURY MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                            Par          Value
                                                          --------     ----------
U.S. TREASURY OBLIGATIONS--100.0%
U.S. Treasury Bills
  5.39%, 08/21/97                                         $  4,485     $    4,451
  5.27%, 08/21/97                                              345            342
  4.97%, 08/21/97                                              625            621
  4.96%, 08/21/97                                            2,810          2,790
  5.34%, 09/04/97                                            1,390          1,377
  5.27%, 09/04/97                                            5,045          4,999
  5.17%, 09/04/97                                              945            936
U.S. Treasury Notes
  8.50%, 07/15/97                                           41,715         41,763
  5.88%, 07/31/97                                          265,370        265,478
  6.50%, 08/15/97                                          260,990        261,304
  6.00%, 08/31/97                                          340,590        340,722
  5.75%, 09/30/97                                          106,985        107,024
  5.50%, 09/30/97                                           92,840         92,822
  8.75%, 10/15/97                                           75,000         75,698
  8.88%, 11/15/97                                           50,000         50,587
  7.38%, 11/15/97                                          111,520        112,237
  6.00%, 11/30/97                                           84,260         84,411
  5.13%, 02/28/98                                           25,000         24,910
                                                                       ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,472,472)                                                     1,472,472
                                                                       ----------
TOTAL INVESTMENTS--100%
  (Cost $1,472,472)                                                    $1,472,472
                                                                       ==========

------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS

Yields shown are effective yields at the time of purchase, except for variable rate securities which are described below and Treasury and Agency coupon notes which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Certain securities purchased by the Schwab Money Market Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab Money Market Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1997, the aggregate value of private placement securities held by the Schwab Money Market Fund was $5,360,993,000 which represented 27.28% of net assets. Of this total, $5,000,993,000 or 25.44% of net assets, was determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

     (b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on June 30, 1997. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

     (c) Due dates shown represent the final maturity which is considered the maturity date for financial reporting purposes.

       * Repurchase Agreements are payable on seven-day demand.

     (d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

Abbreviations
--------------------------------------------------------
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance Corporation
FGIC      Financial Guaranty Insurance Company

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
June 30, 1997 (Unaudited)

                                     Schwab        Schwab        Schwab
                                      Money      Government   U.S. Treasury
                                     Market        Money          Money
                                      Fund          Fund          Fund
                                   -----------   ----------   -------------
ASSETS
Investments, at value
  (Cost: $19,671,163, $1,940,997
    and $1,472,472 respectively)   $19,671,163  $1,940,997      $1,472,472
Cash                                         0           0               3
Interest receivable                     69,739       8,108          27,987
Prepaid expenses                           273          79              45
                                   -----------  ----------      ----------
    Total assets                    19,741,175   1,949,184       1,500,507
                                   -----------  ----------      ----------
LIABILITIES
Payable for:
  Dividends                             38,423       3,712           2,791
  Investments purchased                 43,711           0               0
  Investment advisory and
    administration fee                     868          85              40
  Transfer agency and shareholder
    service fees                         1,448          88             111
  Other                                  2,142         226             132
                                   -----------  ----------      ----------
    Total liabilities                   86,592       4,111           3,074
                                   -----------  ----------      ----------
Net assets applicable to
  outstanding shares               $19,654,583  $1,945,073      $1,497,433
                                   ===========  ==========      ==========
NET ASSETS CONSIST OF:
  Paid-in-capital                  $19,654,919  $1,945,689      $1,497,747
  Accumulated net realized loss
    on investments sold                   (336)       (616)           (314)
                                   -----------  ----------      ----------
                                   $19,654,583  $1,945,073      $1,497,433
                                   ===========  ==========      ==========
PRICING OF SHARES
  Outstanding shares, $0.00001
    par value (unlimited shares
    authorized)                     19,654,919   1,945,689       1,497,747
  Net asset value, offering and
    redemption price per share     $      1.00  $     1.00      $     1.00

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Six months ended June 30, 1997 (Unaudited)

                                         Schwab      Schwab        Schwab
                                         Money     Government   U.S. Treasury
                                         Market      Money          Money
                                          Fund        Fund          Fund
                                        --------   ----------   -------------
Interest income                         $532,300    $ 55,007       $39,716
Expenses:
  Investment advisory and
    administration fee                    38,367       4,314         3,278
  Transfer agency and shareholder
    service fees                          42,772       4,463         3,325
  Custodian fees                             720         132           115
  Registration fees                          848          66            51
  Professional fees                          130          27            20
  Shareholder reports                        710          57            25
  Trustees' fees                              32           7             6
  Insurance and other expenses               129          20            12
                                        --------     -------       -------
                                          83,708       9,086         6,832
Less: expenses reduced (see Note 4)      (12,421)     (1,648)       (2,029)
                                        --------     -------       -------
  Total expenses incurred by Fund         71,287       7,438         4,803
                                        --------     -------       -------
Net investment income                    461,013      47,569        34,913
                                        --------     -------       -------
Net realized gain (loss) on
  investments sold                             1        (160)          (57)
                                        --------     -------       -------
Increase in net assets resulting from
  operations                            $461,014    $ 47,409       $34,856
                                        ========     =======       =======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                    Schwab                        Schwab                       Schwab
                               Money Market Fund          Government Money Fund       U.S. Treasury Money Fund
                          ---------------------------   --------------------------   --------------------------
                           Six months                   Six months                   Six months
                             ended           Year          ended          Year          ended          Year
                            June 30,        ended        June 30,        ended        June 30,        ended
                              1997       December 31,      1997       December 31,      1997       December 31,
                          (Unaudited)        1996       (Unaudited)       1996       (Unaudited)       1996
                          ------------   ------------   -----------   ------------   -----------   ------------
Operations:
 Net investment income    $    461,013   $   765,391   $    47,569    $    92,486   $    34,913    $    59,450
 Net realized gain (loss)
   on investments sold               1            14          (160)          (187)          (57)          (125)
                          ------------   ------------  ------------   -----------   ------------   -----------
 Increase in net assets
   resulting from
   operations                  461,014       765,405        47,409         92,299        34,856         59,325
                          ------------   ------------  ------------   -----------   ------------   -----------
Dividends to shareholders
 from net investment
 income                       (461,013)     (765,391)      (47,569)       (92,486)      (34,913)       (59,450)
                          ------------   ------------  ------------   -----------   ------------   -----------
Capital share
 transactions
 (at $1.00 per share):
 Proceeds from shares
   sold                     32,573,280    50,575,596     2,526,931      4,805,031     2,226,556      3,744,370
 Net asset value of
   shares issued in
   reinvestment of
   dividends                   518,681       733,559        54,745         91,224        39,348         56,622
 Less payments for shares
   redeemed                (31,521,050)  (47,235,885)   (2,623,305)    (4,793,775)   (2,190,086)    (3,572,884)
                          ------------   ------------  ------------   -----------   ------------   -----------
 Increase (decrease) in
   net assets from
   capital share
   transactions              1,570,911     4,073,270       (41,629)       102,480        75,818        228,108
                          ------------   ------------  ------------   -----------   ------------   -----------
Total increase (decrease)
 in net assets               1,570,912     4,073,284       (41,789)       102,293        75,761        227,983
Net assets:
 Beginning of period        18,083,671    14,010,387     1,986,862      1,884,569     1,421,672      1,193,689
                          ------------   ------------  ------------   -----------   ------------   -----------
 End of period            $ 19,654,583   $18,083,671   $ 1,945,073    $ 1,986,862   $ 1,497,433    $ 1,421,672
                          ============   ============  ============   ===========   ============   ===========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended June 30, 1997 (Unaudited)

1. DESCRIPTION OF THE FUNDS

The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (the "Funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the three funds described above, the Trust also offers -- the Schwab Municipal Money Fund, Schwab California Municipal Money, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government obligations. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

------------------------------------------------------------------------------

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, Schwab Money Market Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% of the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion, and 0.34% of such assets in excess of $20 billion. For advisory services and facilities furnished, the Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each pay an annual fee, payable monthly, of 0.46% of the first $1 billion of each Fund's average daily net assets, 0.41% of the next $1 billion, and 0.40% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fees for the six months ended June 30, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.45% of each Fund's average daily net assets. Schwab has reduced a portion of its fees for the six months ended June 30, 1997 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended June 30, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Fund incurred fees aggregating $46,000, related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit each Fund's ratio of operating expenses to average net assets. For the six months ended June 30, 1997, the total of such fees reduced by the Investment Manager was $11,456,000, $1,512,000 and $1,933,000 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively, and the total of such fees reduced by Schwab was $965,000, $136,000 and $96,000 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively (see Note 6).

5. INVESTMENT TRANSACTIONS

Purchases and sales, including maturities of investment securities during the six months ended June 30, 1997, were as follows (in thousands):

                                 Schwab        Schwab        Schwab
                              Money Market   Government   U.S. Treasury
                                  Fund       Money Fund    Money Fund
                              ------------   ----------   -------------
Purchases                     $35,165,017    $5,631,105    $ 2,900,815
Proceeds of sales and
  maturities                  $33,631,942    $5,676,408    $ 2,832,845

------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                              Schwab Money Market Fund
                                    ----------------------------------------------------------------------------
                                     Six months
                                        ended                         Year ended December 31,
                                    June 30, 1997 \-------------------------------------------------------------\
                                     (Unaudited)      1996         1995         1994         1993        1992
                                    -------------  -----------  -----------  -----------  ----------  ----------
Net asset value at beginning of
 period                              $      1.00   $      1.00  $      1.00  $      1.00  $     1.00  $     1.00
Income from investment operations
---------------------------------
 Net investment income                      0.02          0.05         0.05         0.04        0.03        0.03
 Net realized and unrealized gain
   (loss) on investments                      --            --           --           --          --          --
                                     -----------   -----------  -----------  -----------  ----------  ----------
 Total from investment operations           0.02          0.05         0.05         0.04        0.03        0.03
Less distributions
------------------
 Dividends from net investment
   income                                  (0.02)        (0.05)       (0.05)       (0.04)      (0.03)      (0.03)
 Distributions from realized gain
   on investments                             --            --           --           --          --          --
                                     -----------   -----------  -----------  -----------  ----------  ----------
 Total distributions                       (0.02)        (0.05)       (0.05)       (0.04)      (0.03)      (0.03)
                                     -----------   -----------  -----------  -----------  ----------  ----------
Net asset value at end of period     $      1.00   $      1.00  $      1.00  $      1.00  $     1.00  $     1.00
                                     ===========   ===========  ===========  ===========  ==========  ==========
Total return                                2.43%         4.91%        5.41%        3.68%       2.67%       3.48%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)    $19,654,583   $18,083,671  $14,010,387  $11,227,305  $8,164,599  $6,134,167
 Ratio of expenses to average net
   assets+                                  0.75%*        0.75%        0.75%        0.74%       0.73%       0.70%
 Ratio of net investment income to
   average net assets+                      4.85%*        4.80%        5.27%        3.68%       2.64%       3.40%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

 Ratio of expenses to average net
   assets                                   0.88%*        0.89%        0.90%        0.90%       0.91%       0.92%
 Ratio of net investment income to
   average net assets                       4.72%*        4.66%        5.12%        3.52%       2.46%       3.18%

* Annualized

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

For a share outstanding throughout each period:

                                                              Schwab Government Money Fund
                                     ------------------------------------------------------------------------------
                                      Six months
                                         ended                           Year ended December 31,
                                     June 30, 1997  \--------------------------------------------------------------\
                                      (Unaudited)       1996         1995         1994         1993         1992
                                     -------------   ----------   ----------   ----------   ----------   ----------
Net asset value at beginning of
 period                               $      1.00    $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Income from investment operations
---------------------------------
 Net investment income                       0.02          0.05         0.05         0.04         0.03         0.03
 Net realized and unrealized gain
   (loss) on investments                       --            --           --           --           --           --
                                       ----------    ----------   ----------   ----------   ----------   ----------
 Total from investment operations            0.02          0.05         0.05         0.04         0.03         0.03
Less distributions
------------------
 Dividends from net investment
   income                                   (0.02)        (0.05)       (0.05)       (0.04)       (0.03)       (0.03)
 Distributions from realized gain on
   investments                                 --            --           --           --           --           --
                                       ----------    ----------   ----------   ----------   ----------   ----------
 Total distributions                        (0.02)        (0.05)       (0.05)       (0.04)       (0.03)       (0.03)
                                       ----------    ----------   ----------   ----------   ----------   ----------
Net asset value at end of period      $      1.00    $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                       ==========    ==========   ==========   ==========   ==========   ==========
Total return                                 2.40%         4.83%        5.34%        3.62%        2.66%        3.42%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)     $ 1,945,073    $1,986,862   $1,884,569   $1,897,328   $1,744,603   $1,592,793
 Ratio of expenses to average net
   assets+                                   0.75%*        0.75%        0.75%        0.74%        0.73%        0.72%
 Ratio of net investment income to
   average net assets+                       4.80%*        4.73%        5.21%        3.56%        2.63%        3.36%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

 Ratio of expenses to average net
   assets                                    0.92%*        0.92%        0.92%        0.92%        0.93%        0.94%
 Ratio of net investment income to
   average net assets                        4.63%*        4.56%        5.04%        3.38%        2.43%        3.14%

* Annualized

------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                             Schwab U.S. Treasury Money Fund
                                         ------------------------------------------------------------------------
                                          Six months
                                             ended                         Year ended December 31,
                                         June 30, 1997  \--------------------------------------------------------\
                                          (Unaudited)       1996         1995        1994       1993       1992
                                         -------------   ----------   ----------   --------   --------   --------
Net asset value at beginning of period    $      1.00    $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
Income from investment operations
---------------------------------
 Net investment income                           0.02          0.05         0.05       0.04       0.03       0.03
 Net realized and unrealized gain (loss)
   on investments                                  --            --           --         --         --         --
 Total from investment operations                0.02          0.05         0.05       0.04       0.03       0.03
Less distributions
------------------
 Dividends from net investment income           (0.02)        (0.05)       (0.05)     (0.04)     (0.03)     (0.03)
 Distributions from realized gain on
   investments                                     --            --           --         --         --         --
                                           ----------    ----------   ----------   --------   --------   --------
 Total distributions                            (0.02)        (0.05)       (0.05)     (0.04)     (0.03)     (0.03)
                                           ----------    ----------   ----------   --------   --------   --------
Net asset value at end of period          $      1.00    $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                           ==========    ==========   ==========   ========   ========   ========
Total return                                     2.37%         4.77%        5.25%      3.52%      2.54       3.26%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)         $ 1,497,433    $1,421,672   $1,193,689   $803,871   $378,143   $178,895
 Ratio of expenses to average net
   assets+                                       0.65%*        0.65%        0.65%      0.65%      0.65%      0.59%
 Ratio of net investment income to
   average net assets+                           4.72%*        4.67%        5.11%      3.60%      2.50%      2.91%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

 Ratio of expenses to average net assets         0.92%*        0.94%        0.96%      1.00%      1.05%      1.15%
 Ratio of net investment income to
   average net assets                            4.45%*        4.38%        4.80%      3.25%      2.10%      2.35%

* Annualized

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                                 SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                     Schwab Asset Director(R)--High Growth Fund
                     Schwab Asset Director--Balanced Growth Fund
                   Schwab Asset Director--Conservative Growth Fund Schwab OneSource Portfolios--Growth Allocation
                  Schwab OneSource Portfolios--Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                     Schwab OneSource Portfolios--International

                                SCHWAB BOND FUNDS

           Schwab Government Bond Funds--Long-Term and Short/Intermediate
            Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate
       Schwab California Tax-Free Bond Funds--Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

*Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                                --------------
                                                                   BULK RATE
                                                                  U.S. POSTAGE
                                                                     PAID
                                                                CHARLES SCHWAB
                                                                ---------------



[SCHWAB FUNDS FAMILY LOGO]

101 Montgomery Street
San Francisco, California 94104


INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4822R (7/97) CRS 20110 Printed on recycled paper.


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